Net Loss per Share - Schedule of Basic and Diluted Net Loss per Share Attributable to Common Stockholders (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Net loss	$ (9,053)	$ (5,631)	$ (7,050)	$ (6,619)	$ (5,740)	$ (4,783)	$ (3,874)	$ (3,467)	$ (3,648)	$ (17,044)	$ (12,359)	$ (25,040)	$ (15,772)	$ (15,720)
Accruing dividends on preferred stock		(3,026)	(2,459)	(2,152)	(2,087)	(1,858)	(2,054)	(1,992)	(1,933)	(1,378)	(4,239)	(9,724)	(7,837)	(6,887)
Allocation of net income to convertible preferred stockholders				(1,726)
Net income (loss) attributable to common stockholders-basic	(9,053)	$ (7,940)	$ (9,336)	68	$ (7,827)	$ (6,641)	$ (11,965)	$ (5,459)	$ (5,581)	(18,422)	(6,033)	$ (23,309)	$ (29,646)	$ (22,607)
Accruing dividends on preferred stock				2,152
Allocation of net income to convertible preferred stockholders				1,726
Net loss attributable to common stockholders-diluted	$ (9,053)			$ (6,619)						$ (18,422)	$ (6,033)
Denominator:
Weighted average number of common shares outstanding-basic	19,139,183	569,026	556,567	553,526	533,097					14,953,022	543,368
Weighted average number of common shares outstanding-basic and diluted						520,305	493,943	422,910	421,904			553,162	465,115	419,633
Effect of conversion of convertible preferred stock				13,962,472
Net loss per share attributable to common stockholders-basic and diluted						$ (12.76)	$ (24.22)	$ (12.91)	$ (13.23)			$ (42.14)	$ (63.74)	$ (53.87)
Weighted average number of common shares outstanding-diluted	19,139,183	569,026	556,567	14,515,998	533,097					14,953,022	543,368
Net income (loss) per share attributable to common stockholders-basic	$ (0.47)	$ (13.95)	$ (16.77)	$ 0.12	$ (14.68)					$ (1.23)	$ (11.10)
Net loss per share attributable to common stockholders-diluted	$ (0.47)	$ (13.95)	$ (16.77)	$ (0.46)	$ (14.68)					$ (1.23)	$ (11.10)
Series A Preferred Stock [Member]
Numerator:
Modifications of preferred stock		$ 743	$ 173	$ 10,565			$ (6,037)				$ 10,565	$ 11,481	$ (6,037)
Modifications of preferred stock				$ (10,565)
Series B Preferred Stock [Member]
Numerator:
Modifications of preferred stock		$ (26)										$ (26)